Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Non-current Assets
Prepayments for purchase of property, plant and equipment	¥ 1,503,699		¥ 641,748
Long-term deposits paid to vendors	1,053,411		1,319,816
Deductible VAT input, non-current	243,229		454,359
Others	6,901		9,942
Less: Allowance for credit losses	(4,886)		(4,572)
Total	¥ 2,802,354	$ 394,704	¥ 2,421,293